BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2021
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

7.   BUSINESS ACQUISITIONS

In 2021, the Corporation acquired businesses for a total cash consideration of $6.7 million.

On December 31, 2020, Videotron closed the acquisition of Télédistribution Amos inc. and its network in Abitibi-Témiscamingue for a cash consideration of $32.9 million , net of cash acquired of $0.1 million. The acquired assets consist mainly of the network, intangible assets and goodwill.